UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2007

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                              September 30, 2007


   Mutual Funds                                        Quantity         Value

	Nationwide Small Cap CL A	                23,578	   $   523,667
        Royce Value Plus Fund	                        29,989	       467,524
        Keeley Small Cap Value	                        15,798	       457,348
        Schneider Small Cap Value Fund	                21,770	       414,723
        Schroder US Opportunities 	                16,376	       402,023
        Bridgeway Small Cap Value Fund CL N	        22,287	       399,603
        Pacific Advisors Small Cap	                10,091	       386,097
        Royce Opportunity Fund	                        25,448	       352,194
        Stratton Small Cap Yield Fund	                 6,119	       307,179
        William Blair Small Cap Growth Fund	        10,286	       278,535
        Bogle Small Cap Growth	                        10,934	       275,091
        Paradigm Value	                                 4,954	       260,145
        Cambiar Conquistador	                        16,531	       256,066
        Wasatch Advisors Micro Cap Fund                 35,215	       253,199
        Perritt Micro Cap Opportunities Fund	         7,263	       244,697
        AMRO River Road Small Cap Value	                15,077	       213,194
        Oppenheimer International Small Company CL A	 5,657	       192,437
        Perkins Discovery 	                         4,380	       138,131
        Kinetics Small Cap Opportunity	                 3,148	       104,533
        Perritt Emerging Opportunities	                 6,042	        97,462

                                                                   -----------

	Total Mutual Funds 		                             6,023,848
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                       119,257
                                                                   -----------

   Total Investments in Securities			             6,143,105

   Other assets 			                                95,118
                                                                   -----------

   Net Assets			                                  $  6,238,223

                                                                    ==========

-------------------------------------------------------------------------------

                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   September 30, 2007


   Mutual Funds 		                       Quantity	        Value

 	Janus Contrarian Fund	                         24,505	   $   489,859
        Primecap Odyssey Growth 	                 29,733	       461,162
        Marisco 21st Century Fund	                 25,307	       457,303
        Dodge & Cox Stock	                          2,738	       433,874
         Schneider Value Fund	                         17,978	       432,017
        Excelsior Value and Restructuring	          7,324	       428,473
        American Funds Fundamental INV F	          8,792	       399,668
        Brandywine Blue Fund	                         10,384	       396,473
        Hartford Capital Appreciation Fund CL A 	  8,427	       371,968
        ICAP Select Equity	                          7,907	       363,707
        Fairholme Funds	                                 10,691	       353,029
        Cambiar Opportunity Inst 	                 16,395	       345,768
        Homestead Value 	                          8,633	       334,978
        Artisan Mid Cap Value Fund	                 14,272	       309,696
        Rainier Mid Cap Equity I	                  6,739	       308,724
        Fidelity Leveraged 	                          9,004	       301,351
        AMANA Trust Growth 	                         12,742	       300,704
        FMI Large Cap Fund	                         16,160	       261,474

                                                                   -----------

	Total Mutual Funds 		                             6,750,228
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                        69,669
                                                                   -----------

   Total Investments in Securities			             6,819,897

   Other assets 			                               161,359
                                                                   -----------

   Net Assets			                                   $ 6,981,256

                                                                   ===========

-------------------------------------------------------------------------------

                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                              September 30, 2007

   Mutual Funds                               	       Quantity	        Value

        Diamond Hill Long-Short I	                 10,965	    $  209,539
        Leuthold Asset Allocation	                 17,983	       205,548
        T. Rowe Price Latin America	                  3,848	       204,261
        Bruce	                                            494	       203,165
        Driehaus Emerging Markets Growth	          3,275	       172,486
        Permanent Portfolio 	                          4,841	       171,306
        US Global Investors Global Resources	          8,249	       160,599
        US Global Investors World Precious Minerals	  4,872	       154,162
        Metzler/Payden European Emerging Markets	  3,974	       153,573
        Analytic Global Long-Short Inst	                 13,783	       150,514
        Wintergreen	                                  8,811	       129,515
        Quant Foreign Value 	                          5,473	       127,080
        Ivy Asset Strategy Y	                          5,020	       126,004
        Blackrock Health Sciences Opportunities A	  4,142	       123,321
        Kinetics New Paradigm	                          3,888	       121,812
        Fidelity Southeast Asia	                          2,731	       119,088
        Ralph Parks Cyclical Equity 	                  9,524	       117,810
        Eaton Vance Dividend Builder A	                  7,663	       115,326
        Julius Baer International Equity II A	          6,592	       113,843
        T. Rowe Price Health Sciences 	                  3,771	       113,122
        Nationwide Hedged Core Equity A	                  9,588	       104,890
        Alpine Dynamic Dividend	                          7,800	       101,014
        TFS Market Neutral	                          6,988	        98,672
        Cohen & Steers International Realty I	          4,520	        86,698
        CGM Realty 	                                  1,707	        58,621
        Morgan Stanley International Real Estate A	  1,692	        54,414

                                                                   -----------

	Total Mutual Funds 		                             3,496,383


   Short-Term Securities

	TD Waterhouse Money Market		                       101,670
                                                                   -----------

   Total Investments in Securities			             3,598,053

   Other assets 			                                95,849
                                                                   -----------

   Net Assets			                                   $ 3,693,902
                                                                   ===========

-------------------------------------------------------------------------------


Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: November 28, 2007